Cover Cover	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	CHART INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Street Name	2200 Airport Industrial Drive
Entity Address, City	Ball Ground
Entity Address, State	GA
Entity Address, Postal Zip Code	30107
City Area Code	770
Local Phone Number	721-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01
Trading Symbol(s)	GTLS
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000892553
Amendment Flag	false